Provision for Income Taxes Differs from U.S. Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Income tax provision at statutory rate			$ 1,471	$ 1,366	$ 955
State taxes, net of federal benefit			134	70	61
Impact of foreign income taxes			(52)	(22)	0
Research and development and other credits			(32)	(553)	(452)
Incentive stock options			1,209	499	183
Utilization and release of valuation allowance			0	(950)	(825)
Other, net			47	113	180
Total provision for income	$ (1,678)	$ 4,052	$ 2,777	$ 523	$ 102